CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND COMPREHENSIVE LOSS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue		€ 97,500
Research and development expenses		(82,230)	€ (25,032)	€ (4,045)
Selling, general and administrative expenses		(22,230)	(4,803)	(1,384)
Share listing expense		(60,600)
Total operating expenses		(165,060)	(29,835)	(5,429)
Operating loss		(67,560)	(29,835)	(5,429)
Finance income		11	9
Finance expense		(271)	(216)	(344)
Fair value change - earnout and warrants		(976)
Foreign exchange gains/(losses)		(9,256)	1,443	24
Loss before tax		(78,052)	(28,599)	(5,749)
Loss for the year		(78,052)	(28,599)	(5,749)
Total comprehensive loss for the year, net of tax		€ (78,052)	€ (28,599)	€ (5,749)
Net loss per share (in Euro)
Basic	[1],[2],[3]	€ (1.97)	€ (1.21)	€ (0.62)
Diluted	[1],[2],[3]	€ (1.97)	€ (1.21)	€ (0.62)

[1]	Recast for the exchange ratio of approximately 2.13 as disclosed in Note 21 – Loss per Share.
[2]	Recast for the exchange ratio of approximately 2.13.
[3]

(*)	Restated - see Note 2 and Note 21